Significant Accounting Policies (Details) - Schedule of suppliers concentration risk	6 Months Ended
	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	59.00%
Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	2.00%		32.00%
Supplier C [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	6.00%		24.00%
Supplier D [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	9.00%		16.00%
Accounts Receivable [Member] | Supplier A [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	15.00%
Accounts Receivable [Member] | Supplier B [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	10.00%	12.00%
Accounts Receivable [Member] | Supplier D [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	14.00%	15.00%
Accounts Receivable [Member] | Supplier E [Member]
Significant Accounting Policies (Details) - Schedule of suppliers concentration risk [Line Items]
Supplier concentration risk, percentage	6.00%	10.00%